FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of cash and cash equivalents

	Amortized Cost
12/31/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	67,483	67,482	67,482
Trade receivables and other current assets (Note 8)	7,841	7,841	7,841
Current financial assets	9,659	9,659	9,659
Cash and cash equivalents	49,983	49,983	49,983

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	62,923	62,923	62,923
Trade receivables and other current assets (Note 8)	9,122	9,122	9,122
Current financial assets	13,494	13,494	13,494
Cash and cash equivalents	40,307	40,307	40,307